ASSETS HELD FOR SALE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
ASSETS HELD FOR SALE
Schedule of Assets Held for Sale
	September 30, 2025	June 30, 2025

Motor vehicles	$9,866	$9,866
Less: impairment	(5,866)	(5,866)
	$4,000	$4,000

	As of June 30,
	2025	2024

Plant and machinery	$-	$213,494
Motor vehicles	9,866	392,549
	9,866	606,043
Less: impairment	(5,866)	-
	$4,000	$606,043